Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following tables represent our assets and liabilities for our commodity hedging contracts measured at fair value on a recurring basis as of June 30, 2016 and December 31, 2015, and the basis for that measurement:

	Carrying Value at June 30, 2016	Fair Value Measurement Using			Netting Adjustments	Recorded Value at June 30, 2016
		Level 1	Level 2	Level 3
	(In thousands)
Gross financial assets:
Other current assets	$57,805	$—	$57,805	$—	$(9,011)	$48,794
Other assets	7,116	—	7,116	—	(2,112)	5,004
Gross financial liabilities:
Accrued liabilities	(6,149)	—	(4,198)	(1,951)	5,003	(1,146)
Other long-term liabilities	(6,120)	—	(6,120)	—	6,120	—
	$52,652	$—	$54,603	$(1,951)	$—	$52,652

	Carrying Value at December 31, 2015	Fair Value Measurement Using			Netting Adjustments	Recorded Value at December 31, 2015
		Level 1	Level 2	Level 3
	(In thousands)
Gross financial assets:
Other current assets	$95,062	$—	$95,062	$—	$(16,937)	$78,125
Other assets	11,881	—	11,881	—	—	11,881
Gross financial liabilities:
Accrued liabilities	(21,454)	—	(15,698)	(5,756)	11,181	(10,273)
Other long-term liabilities	(5,756)	—	(5,756)	—	5,756	—
	$79,733	$—	$85,489	$(5,756)	$—	$79,733

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents the changes in fair value of our Level 3 assets and liabilities, excluding goodwill (all related to commodity price swap contracts) for the three and six months ended June 30, 2016 and 2015.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Asset (liability) balance at beginning of period	$(3,958)	$1,710	$(5,756)	$330
Change in fair value	590	43	632	(1)
Fair value of trades entered into during the period	—	—	—	1,450
Fair value reclassification from Level 3 to Level 2	1,417	(139)	3,173	(165)
Asset (liability) balance at end of period	$(1,951)	$1,614	$(1,951)	$1,614
A hypothetical change of 10% to the estimated future cash flows attributable to our Level 3 commodity price swaps would result in a $0.2 million change in the estimated fair value at June 30, 2016.

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
As of June 30, 2016 and December 31, 2015, the carrying amount and estimated fair value of our debt was as follows:

	June 30, 2016	December 31, 2015
	(In thousands)
Western obligations:
Carrying amount	$1,386,250	$889,000
Fair value	1,336,184	867,178
NTI obligations:
Carrying amount	$357,500	$350,000
Fair value	359,250	360,500
WNRL obligations:
Carrying amount	$320,000	$445,000
Fair value	320,000	439,000